UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-7445

                           SEI ASSET ALLOCATION TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

Schedule of Investments (Unaudited)


Diversified Conservative Income Fund
December 31, 2005


----------------------------------------------------------------
                                                   Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS  -- 99.9%

FIXED INCOME FUND  -- 55.2%
 SEI Institutional Managed Trust
 Core Fixed Income Fund, Class A**    3,731,438   $    38,546
                                                  ------------
Total Fixed Income Fund
  (Cost $39,298) ($ Thousands)                         38,546
                                                  ------------

EQUITY FUNDS  -- 24.7%
 SEI Institutional Managed Trust Large
    Cap Diversified Alpha Fund,
    Class A                           1,532,820        15,037
 SEI Institutional Managed Trust
    Small Cap Growth Fund, Class A       60,034         1,088
 SEI Institutional Managed Trust
    Small Cap Value Fund, Class A        55,842         1,085
                                                  ------------
Total Equity Funds
  (Cost $17,257) ($ Thousands)                         17,210
                                                  ------------

MONEY MARKET FUND  -- 20.0%
  SEI Liquid Asset Trust Prime       13,991,247
    Obligation Fund, Class A, 3.94%*                   13,991
                                                  ------------
Total Money Market Fund
  (Cost $13,991) ($ Thousands)                         13,991
                                                  ------------

Total Affiliated Investment Funds
  (Cost $70,546) ($ Thousands)                         69,747
                                                  ------------

Total Investments -- 99.9%
  (Cost $70,546)+ ($ Thousands)                   $    69,747
                                                  ============

Percentages are based on Net Assets of $69,844 ($Thousands).

* Rate shown is the 7-day effective yield as of December 31, 2005.

** The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information on the SEI Institutional Managed Trust Core Fixed Income Fund please go to Securities Exchange Commission's website at http://www.sec.gov.

+At December 31, 2005, the tax basis cost of the Fund's investments was $70,546 ($ Thousands), and the unrealized appreciation and depreciation were $256
($ Thousands) and ($1,055) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


Diversified Conservative Fund
December 31, 2005


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 99.9%

FIXED INCOME FUND  -- 59.1%
  SEI Institutional Managed Trust
  Core Fixed Income Fund, Class A**   6,402,675   $    66,140
                                                  ------------
Total Fixed Income Fund
  (Cost $67,669) ($ Thousands)                         66,140
                                                  ------------

EQUITY FUNDS  -- 39.8%
  SEI Institutional International
    Trust International Equity Fund,
    Class A                             729,247         8,999
  SEI Institutional Managed Trust
    Large Cap Diversified Alpha Fund,
    Class A                           3,152,031        30,921
  SEI Institutional Managed Trust
    Small Cap Growth Fund, Class A      126,691         2,297
  SEI Institutional Managed Trust
    Small Cap Value Fund, Class A       117,842         2,289
                                                  ------------
Total Equity Funds
  (Cost $42,653) ($ Thousands)                         44,506
                                                  ------------

MONEY MARKET FUND  -- 1.0%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 3.94%*  1,112,498         1,112
                                                  ------------
Total Money Market Fund
  (Cost $1,112) ($ Thousands)                           1,112
                                                  ------------

Total Affiliated Investment Funds
  (Cost $111,434) ($ Thousands)                       111,758
                                                  ------------

Total Investments -- 99.9%
  (Cost $111,434)+ ($ Thousands)                  $   111,758
                                                  ============

Percentages are based on Net Assets of $111,930 ($ Thousands).

* Rate shown is the 7-day effective yield as of December 31, 2005.

** The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information on the SEI Institutional Managed Trust Core Fixed Income Fund please go to Securities Exchange Commission's website at http://www.sec.gov.

+At December 31, 2005, the tax basis cost of the Fund's investments was $111,593 ($ Thousands), and the unrealized appreciation and depreciation were $2,474
($ Thousands) and ($2,309) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


Diversified Global Moderate Growth Fund
December 31, 2005


----------------------------------------------------------------
                                                   Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS  -- 100.7%

EQUITY FUNDS  -- 60.2%
  SEI Institutional International
    Trust Emerging Markets Equity Fund,
    Class A                             133,160   $     2,027
  SEI Institutional International
    Trust International Equity Fund,
    Class A                           2,246,388        27,721
  SEI Institutional Managed Trust
    Large Cap Diversified Alpha Fund,
    Class A                           7,831,413        76,826
  SEI Institutional Managed Trust
    Small Cap Growth Fund, Class A      316,789         5,743
  SEI Institutional Managed Trust
    Small Cap Value Fund, Class A       295,222         5,733
                                                  ------------
Total Equity Funds
  (Cost $113,481) ($ Thousands)                       118,050
                                                  ------------

FIXED INCOME FUNDS  -- 39.5%
  SEI Institutional International
    Trust Emerging Markets Debt Fund,
    Class A                             730,764         7,929
  SEI Institutional Managed Trust
    Core Fixed Income Fund, Class A   5,953,354        61,498
  SEI Institutional Managed Trust
    High Yield Bond Fund, Class A       940,313         7,889
                                                  ------------
Total Fixed Income Funds
  (Cost $78,383) ($ Thousands)                         77,316
                                                  ------------

MONEY MARKET FUND  -- 1.0%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 3.94%*  1,940,317         1,940
                                                  ------------
Total Money Market Fund
  (Cost $1,940) ($ Thousands)                           1,940
                                                  ------------

Total Affiliated Investment Funds
  (Cost $193,804) ($ Thousands)                       197,306
                                                  ------------

Total Investments -- 100.7%
  (Cost $193,804)+ ($ Thousands)                  $   197,306
                                                  ============

Percentages are based on Net Assets of $195,901 ($ Thousands).

* Rate shown is the 7-day effective yield as of December 31, 2005.

+At December 31, 2005, the tax basis cost of the Fund's investments was $194,867 ($ Thousands), and the unrealized appreciation and depreciation were $6,263
($ Thousands) and ($3,824) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


Diversified Moderate Growth Fund
December 31, 2005


----------------------------------------------------------------
                                                   Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS  -- 100.2%

EQUITY FUNDS  -- 59.8%
  SEI Institutional International
    Trust International Equity Fund,
    Class A                           3,726,280   $    45,982
  SEI Institutional Managed Trust
    Large Cap Diversified Alpha Fund,
    Class A                          16,103,368       157,974
  SEI Institutional Managed Trust
    Small Cap Growth Fund, Class A      616,481        11,177
  SEI Institutional Managed Trust
    Small Cap Value Fund, Class A       575,628        11,179
                                                  ------------
Total Equity Funds
  (Cost $225,063) ($ Thousands)                       226,312
                                                  ------------

FIXED INCOME FUND  -- 39.4%
  SEI Institutional Managed Trust
    Core Fixed Income Fund, Class A  14,439,887       149,164
                                                  ------------
Total Fixed Income Fund
  (Cost $152,029) ($ Thousands)                       149,164
                                                  ------------

MONEY MARKET FUND  -- 1.0%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 3.94%*  3,675,235         3,675
                                                  ------------
Total Money Market Fund
  (Cost $3,676) ($ Thousands)                           3,675
                                                  ------------

Total Affiliated Investment Funds
  (Cost $380,768) ($ Thousands)                       379,151
                                                  ------------

Total Investments -- 100.2%
  (Cost $380,768)+ ($ Thousands)                  $   379,151
                                                  ============

Percentages are based on Net Assets of $378,249 ($ Thousands).

* Rate shown is the 7-day effective yield as of December 31, 2005.

+At December 31, 2005, the tax basis cost of the Fund's investments was $380,818 ($ Thousands), and the unrealized appreciation and depreciation were $6,007
($ Thousands) and ($7,674) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


Diversified Global Growth Fund
December 31, 2005


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS  -- 100.7%

EQUITY FUNDS  -- 80.5%
  SEI Institutional International
    Trust Emerging Markets Equity Fund,
    Class A                             364,839   $     5,553
  SEI Institutional International
    Trust International Equity Fund,
    Class A                           3,932,510        48,527
  SEI Institutional Managed Trust
    Large Cap Diversified Alpha Fund,
    Class A**                        14,027,801       137,613
  SEI Institutional Managed Trust
    Small Cap Growth Fund, Class A      564,151        10,228
  SEI Institutional Managed Trust
    Small Cap Value Fund, Class A       524,749        10,191
                                                  ------------
Total Equity Funds
  (Cost $207,117) ($ Thousands)                       212,112
                                                  ------------

FIXED INCOME FUNDS  -- 19.2%
  SEI Institutional International
    Trust Emerging Markets Debt Fund,
    Class A                             492,601         5,345
  SEI Institutional Managed Trust
    Core Fixed Income Fund, Class A   3,877,934        40,059
  SEI Institutional Managed Trust
    High Yield Bond Fund, Class A       627,000         5,260
                                                  ------------
Total Fixed Income Funds
  (Cost $51,870) ($ Thousands)                         50,664
                                                  ------------

MONEY MARKET FUND  -- 1.0%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 3.94%*  2,613,639         2,614
                                                  ------------
Total Money Market Fund
  (Cost $2,614) ($ Thousands)                           2,614
                                                  ------------

Total Affiliated Investment Funds
  (Cost $261,601) ($ Thousands)                       265,390
                                                  ------------

Total Investments -- 100.7%
  (Cost $261,601)+ ($ Thousands)                  $   265,390
                                                  ============

Percentages are based on Net Assets of $263,493 ($ Thousands).

* Rate shown is the 7-day effective yield as of December 31, 2005.

** The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. For further financial information on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to Securities Exchange Commission's website at http://www.sec.gov.

+At December 31, 2005, the tax basis cost of the Fund's investments was $262,158 ($ Thousands), and the unrealized appreciation and depreciation were $8,879 ($ Thousands) and ($5,647) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


Diversified Global Stock Fund
December 31, 2005


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS  -- 101.0%

EQUITY FUNDS  -- 100.0%
  SEI Institutional International
    Trust Emerging Markets Equity Fund,
    Class A                             200,599   $     3,053
  SEI Institutional International
    Trust International Equity Fund,
    Class A                           2,791,851        34,451
  SEI Institutional Managed Trust
    Large Cap Diversified Alpha Fund,
    Class A**                         9,739,521        95,545
  SEI Institutional Managed Trust
    Small Cap Growth Fund, Class A      392,325         7,113
  SEI Institutional Managed Trust
    Small Cap Value Fund, Class A       364,920         7,087
                                                  ------------
Total Equity Funds
  (Cost $148,739) ($ Thousands)                       147,249
                                                  ------------

MONEY MARKET FUND  -- 1.0%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 3.94%*  1,487,145         1,487
                                                  ------------
Total Money Market Fund
  (Cost $1,487) ($ Thousands)                           1,487
                                                  ------------

Total Affiliated Investment Funds
  (Cost $150,226) ($ Thousands)                       148,736
                                                  ------------

Total Investments -- 101.0%
  (Cost $150,226)+ ($ Thousands)                  $   148,736
                                                  ============

Percentages are based on Net Assets of $147,279 ($ Thousands).

* Rate shown is the 7-day effective yield as of December 31, 2005.

** The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. For further financial information on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to Securities Exchange Commission's website at http://www.sec.gov.

+At December 31, 2005, the tax basis cost of the Fund's investments was $151,086 ($ Thousands), and the unrealized appreciation and depreciation were $2,582 ($ Thousands) and ($4,932) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


Diversified U.S. Stock Fund
December 31, 2005


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS  -- 100.2%

EQUITY FUNDS  -- 99.3%
  SEI Institutional Managed Trust
    Large Cap Diversified Alpha Fund,
    Class A**                         9,452,149   $    92,726
  SEI Institutional Managed Trust
    Small Cap Growth Fund, Class A      368,519         6,681
  SEI Institutional Managed Trust
    Small Cap Value Fund, Class A       343,811         6,677
                                                  ------------
Total Equity Funds
  (Cost $108,569) ($ Thousands)                       106,084
                                                  ------------

MONEY MARKET FUND  -- 0.9%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 3.94%*  1,005,404         1,005
                                                  ------------
Total Money Market Fund
  (Cost $1,005) ($ Thousands)                           1,005
                                                  ------------

Total Affiliated Investment Funds
  (Cost $109,574) ($ Thousands)                       107,089
                                                  ------------

Total Investments -- 100.2%
  (Cost $109,574)+ ($ Thousands)                  $   107,089
                                                  ============

Percentages are based on Net Assets of $106,848 ($ Thousands).

* Rate shown is the 7-day effective yield as of December 31, 2005.

** The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. For further financial information on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to Securities Exchange Commission's website at http://www.sec.gov.

+At December 31, 2005, the tax basis cost of the Fund's investments was $109,632 ($ Thousands), and the unrealized appreciation and depreciation were $566 ($ Thousands) and ($3,109) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


Defensive Strategy Fund
December 31, 2005


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS  -- 99.6%

FIXED INCOME FUNDS  -- 84.5%
  SEI Daily Income Trust Ultra
    Short Bond Fund, Class A**        6,229,221   $    61,981
  SEI Institutional Managed Trust
    Core Fixed Income Fund, Class A     926,652         9,572
  SEI Institutional Managed Trust
    High Yield Bond Fund, Class A     1,140,920         9,572
                                                  ------------
Total Fixed Income Funds
  (Cost $81,359) ($ Thousands)                         81,125
                                                  ------------

EQUITY FUNDS  -- 14.9%
  SEI Institutional Managed Trust
    Managed Volatility Fund, Class A    852,407         9,538
  SEI Institutional Managed Trust
    Real Estate Fund, Class A           316,341         4,777
                                                  ------------
Total Equity Funds
  (Cost $13,430) ($ Thousands)                         14,315
                                                  ------------

MONEY MARKET FUND  -- 0.2%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 3.94%*    239,308           239
                                                  ------------
Total Money Market Fund
  (Cost $239) ($ Thousands)                               239
                                                  ------------

Total Affiliated Investment Funds
  (Cost $95,028) ($ Thousands)                         95,679
                                                  ------------

Total Investments -- 99.6%
  (Cost $95,028)+ ($ Thousands)                   $    95,679
                                                  ============

Percentages are based on Net Assets of $96,043 ($Thousands).

* Rate shown is the 7-day effective yield as of December 31, 2005.

** The Fund's investment in the SEI Daily Income Trust Ultra Short Bond Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Daily Income Trust Ultra Short Bond Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. For further financial information on the SEI Daily Income Trust Ultra Short Bond Fund please go to Securities Exchange Commission's website at http://www.sec.gov.

+At December 31, 2005, the tax basis cost of the Fund's investments was $95,257 ($ Thousands), and the unrealized appreciation and depreciation were $932 ($ Thousands) and ($510) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


TM Defensive Strategy Allocation Fund
December 31, 2005


----------------------------------------------------------------
                                                   Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS  -- 99.9%

EQUITY FUNDS  -- 59.8%
 SEI Institutional Managed Trust
    Managed Volatility Fund, Class A    678,185   $     7,589
 SEI Institutional Managed Trust
    Real Estate Fund, Class A           251,045         3,791
                                                  ------------
Total Equity Funds
  (Cost $11,034) ($ Thousands)                         11,380
                                                  ------------

FIXED INCOME FUND  -- 39.8%
 SEI Institutional Managed Trust
    High Yield Bond Fund, Class A       902,093         7,568
                                                  ------------
Total Fixed Income Fund
  (Cost $7,610) ($ Thousands)                           7,568
                                                  ------------

MONEY MARKET FUND  -- 0.3%
 SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 3.94%*     47,697            48
                                                  ------------
Total Money Market Fund
  (Cost $48) ($ Thousands)                                 48
                                                  ------------

Total Affiliated Investment Funds
  (Cost $18,692) ($ Thousands)                         18,996
                                                  ------------

Total Investments -- 99.9%
  (Cost $18,692)+ ($ Thousands)                   $    18,996
                                                  ============

Percentages are based on Net Assets of $19,020 ($Thousands).

* Rate shown is the 7-day effective yield as of December 31, 2005.

+At December 31, 2005, the tax basis cost of the Fund's investments was $18,708 ($ Thousands), and the unrealized appreciation and depreciation were $398
($ Thousands) and ($110) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
              SEI Asset Allocation Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


Conservative Strategy Fund
December 31, 2005


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS  -- 99.8%

FIXED INCOME FUNDS  -- 69.7%
 SEI Daily Income Trust Ultra
   Short Bond Fund, Class A           3,926,657   $    39,070
 SEI Institutional Managed Trust
   Core Fixed Income Fund, Class A      845,170         8,731
 SEI Institutional Managed Trust
   High Yield Bond Fund, Class A      1,560,904        13,096
                                                  ------------
Total Fixed Income Funds
  (Cost $61,463) ($ Thousands)                         60,897
                                                  ------------

EQUITY FUNDS  -- 29.9%
 SEI Institutional Managed Trust
    Managed Volatility Fund, Class A  1,555,013        17,401
 SEI Institutional Managed Trust
    Real Estate Fund, Class A           577,046         8,713
                                                  ------------
Total Equity Funds
  (Cost $23,862) ($ Thousands)                         26,114
                                                  ------------

MONEY MARKET FUND  -- 0.2%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 3.94%*    218,045           218
                                                  ------------
Total Money Market Fund
  (Cost $218) ($ Thousands)                               218
                                                  ------------

Total Affiliated Investment Funds
  (Cost $85,543) ($ Thousands)                         87,229
                                                  ------------

Total Investments -- 99.8%
  (Cost $85,543)+ ($ Thousands)                   $    87,229
                                                  ============

Percentages are based on Net Assets of $87,404 ($ Thousands).

* Rate shown is the 7-day effective yield as of December 31, 2005.

+At December 31, 2005, the tax basis cost of the Fund's investments was $85,624 ($ Thousands), and the unrealized appreciation and depreciation were $2,257
($ Thousands) and ($652) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


TM Conservative Strategy Allocation Fund
December 31, 2005


----------------------------------------------------------------
                                                   Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS  -- 99.3%

EQUITY FUNDS  -- 66.4%
 SEI Institutional Managed Trust
    Managed Volatility Fund, Class A  1,269,319   $    14,203
 SEI Institutional Managed Trust
    Real Estate Fund, Class A           459,786         6,943
                                                  ------------
Total Equity Funds
  (Cost $19,094) ($ Thousands)                         21,146
                                                  ------------

FIXED INCOME FUND  -- 32.6%
 SEI Institutional Managed Trust
    High Yield Bond Fund, Class A     1,237,566        10,383
                                                  ------------
Total Fixed Income Fund
  (Cost $10,586) ($ Thousands)                         10,383
                                                  ------------

MONEY MARKET FUND  -- 0.3%
 SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 3.94%*     78,658            79
                                                  ------------
Total Money Market Fund
  (Cost $79) ($ Thousands)                                 79
                                                  ------------

Total Affiliated Investment Funds
  (Cost $29,759) ($ Thousands)                         31,608
                                                  ------------

Total Investments -- 99.3%
  (Cost $29,759)+ ($ Thousands)                   $    31,608
                                                  ============

Percentages are based on Net Assets of $31,847 ($ Thousands).

* Rate shown is the 7-day effective yield as of December 31, 2005.

+At December 31, 2005, the tax basis cost of the Fund's investments was $29,798 ($ Thousands), and the unrealized appreciation and depreciation were $2,094
($ Thousands) and ($284) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


Moderate Strategy Fund
December 31, 2005


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS  -- 99.9%

FIXED INCOME FUNDS  -- 54.8%
 SEI Daily Income Trust Ultra Short
    Bond Fund, Class A                5,782,558   $    57,536
 SEI Institutional Managed Trust
    Core Fixed Income Fund, Class A   5,640,304        58,264
 SEI Institutional Managed Trust
    High Yield Bond Fund, Class A     5,209,384        43,707
                                                  ------------
Total Fixed Income Funds
  (Cost $161,719) ($ Thousands)                       159,507
                                                  ------------

EQUITY FUNDS  -- 44.8%
 SEI Institutional International
    Trust International Equity Fund,
    Class A                           1,172,023        14,463
 SEI Institutional Managed Trust
    Large Cap Growth Fund, Class A      730,273        14,452
 SEI Institutional Managed Trust
    Large Cap Value Fund, Class A       683,220        14,471
 SEI Institutional Managed Trust
    Managed Volatility Fund, Class A  5,184,035        58,009
 SEI Institutional Managed Trust
    Real Estate Fund, Class A         1,922,903        29,036
                                                  ------------
Total Equity Funds
  (Cost $119,286) ($ Thousands)                       130,431
                                                  ------------

MONEY MARKET FUND  -- 0.3%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 3.94%*    721,150           721
                                                  ------------
Total Money Market Fund
  (Cost $721) ($ Thousands)                               721
                                                  ------------

Total Affiliated Investment Funds
  (Cost $281,726) ($ Thousands)                       290,659
                                                  ------------

Total Investments -- 99.9%
  (Cost $281,726)+ ($ Thousands)                  $   290,659
                                                  ============

Percentages are based on Net Assets of $290,920 ($ Thousands).

* Rate shown is the 7-day effective yield as of December 31, 2005.

+At December 31, 2005, the tax basis cost of the Fund's investments was $281,845 ($ Thousands), and the unrealized appreciation and depreciation were $11,435
($ Thousands) and ($2,621) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


TM Moderate Strategy Allocation Fund
December 31, 2005


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS  -- 99.7%

EQUITY FUNDS  -- 81.7%
 SEI Institutional International
    Trust International Equity Fund,
    Class A                             561,522   $     6,929
 SEI Institutional Managed Trust
    Managed Volatility Fund,
    Class A                           3,184,759        35,638
 SEI Institutional Managed Trust Real
    Estate Fund, Class A                462,506         6,984
 SEI Institutional Managed Trust
    Tax-Managed Large Cap Fund,
    Class A                           1,163,334        13,925
                                                  ------------
Total Equity Funds
  (Cost $58,673) ($ Thousands)                         63,476
                                                  ------------

FIXED INCOME FUND  -- 17.8%
 SEI Institutional Managed Trust
    High Yield Bond Fund, Class A     1,644,956        13,801
                                                  ------------
Total Fixed Income Fund
  (Cost $14,054) ($ Thousands)                         13,801
                                                  ------------

MONEY MARKET FUND  -- 0.2%
 SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 3.94%*    193,889           194
                                                  ------------
Total Money Market Fund
  (Cost $194) ($ Thousands)                               194
                                                  ------------

Total Affiliated Investment Funds
  (Cost $72,921) ($ Thousands)                         77,471
                                                  ------------

Total Investments -- 99.7%
  (Cost $72,921)+ ($ Thousands)                   $    77,471
                                                  ============

Percentages are based on Net Assets of $77,738 ($Thousands).

* Rate shown is the 7-day effective yield as of December 31, 2005.

+At December 31, 2005, the tax basis cost of the Fund's investments was $72,962 ($ Thousands), and the unrealized appreciation and depreciation were $4,856
($ Thousands) and ($347) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


Aggressive Strategy Fund
December 31, 2005


----------------------------------------------------------------
                                                   Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS  -- 99.4%

EQUITY FUNDS  -- 79.4%
 SEI Institutional International
    Trust Emerging Markets Equity Fund,
    Class A                             196,450   $     2,990
 SEI Institutional International
    Trust International Equity Fund,
    Class A                           2,151,396        26,548
 SEI Institutional Managed Trust
    Large Cap Diversified Alpha Fund,
    Class A                           7,225,595        70,883
 SEI Institutional Managed Trust Small
    Cap Growth Fund, Class A            486,946         8,828
 SEI Institutional Managed Trust
    Small Cap Value Fund, Class A       454,304         8,823
                                                  ------------
Total Equity Funds
  (Cost $114,676) ($ Thousands)                       118,072
                                                  ------------

FIXED INCOME FUNDS  -- 19.7%
  SEI Institutional International
  Trust
    Emerging Markets Debt Fund,
    Class A                           1,365,527        14,816
  SEI Institutional Managed Trust
  High
    Yield Bond Fund, Class A          1,721,664        14,445
                                                  ------------
Total Fixed Income Funds
  (Cost $29,336) ($ Thousands)                         29,261
                                                  ------------

MONEY MARKET FUND  -- 0.3%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 3.94%*    424,489           424
                                                  ------------
Total Money Market Fund
  (Cost $425) ($ Thousands)                               424
                                                  ------------

Total Affiliated Investment Funds
  (Cost $144,437) ($ Thousands)                       147,757
                                                  ------------

Total Investments -- 99.4%
  (Cost $144,437)+ ($ Thousands)                  $   147,757
                                                  ============

Percentages are based on Net Assets of $148,695 ($Thousands).

* Rate shown is the 7-day effective yield as of December 31, 2005.

+At December 31, 2005, the tax basis cost of the Fund's investments was $144,528 ($ Thousands), and the unrealized appreciation and depreciation were $5,437
($ Thousands) and ($2,208) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


Tax-Managed Aggressive Strategy Fund
December 31, 2005


----------------------------------------------------------------
                                                   Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS  -- 100.0%

EQUITY FUNDS  -- 88.0%
 SEI Institutional International
    Trust Emerging Markets Equity Fund,
    Class A                              71,771   $     1,092
 SEI Institutional International
    Trust International Equity Fund,
    Class A                             717,405         8,853
 SEI Institutional Managed Trust Tax-
    Managed Large Cap Fund, Class A** 2,566,134        30,717
 SEI Institutional Managed Trust
    Tax- Managed Small Cap Fund,
    Class A                             606,653         7,650
                                                  ------------
Total Equity Funds
  (Cost $43,909) ($ Thousands)                         48,312
                                                  ------------

FIXED INCOME FUNDS  -- 11.7%
 SEI Institutional International
    Trust Emerging Markets Debt Fund,
    Class A                             302,722         3,284
  SEI Institutional Managed Trust
    High Yield Bond Fund, Class A       375,043         3,147
                                                  ------------
Total Fixed Income Funds
  (Cost $6,475) ($ Thousands)                           6,431
                                                  ------------

MONEY MARKET FUND  -- 0.3%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 3.94%*    135,940           136
                                                  ------------
Total Money Market Fund
  (Cost $136) ($ Thousands)                               136
                                                  ------------

Total Affiliated Investment Funds
  (Cost $50,520) ($ Thousands)                         54,879
                                                  ------------

Total Investments -- 100.0%
  (Cost $50,520)+ ($ Thousands)                   $    54,879
                                                  ============

Percentages are based on Net Assets of $54,887 ($ Thousands).

* Rate shown is the 7-day effective yield as of December 31, 2005.

** The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to Securities Exchange Commission's website at http://www.sec.gov.

+At December 31, 2005, the tax basis cost of the Fund's investments was $50,635 ($ Thousands), and the unrealized appreciation and depreciation were $4,412
($ Thousands) and ($168) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


Core Market Strategy Fund
December 31, 2005


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS  -- 99.3%

FIXED INCOME FUNDS  -- 59.4%
 SEI Institutional International
    Trust Emerging Markets Debt Fund,
    Class A                             324,672   $     3,523
 SEI Institutional Managed Trust
    Core Fixed Income Fund, Class A   3,393,581        35,056
 SEI Institutional Managed Trust
    High Yield Bond Fund, Class A       417,709         3,504
                                                  ------------
Total Fixed Income Funds
  (Cost $42,758) ($ Thousands)                         42,083
                                                  ------------

EQUITY FUNDS  -- 39.7%
 SEI Institutional International
    Trust Emerging Markets Equity Fund,
    Class A                              46,817           713
 SEI Institutional International
    Trust International Equity Fund,
    Class A                             520,268         6,420
 SEI Institutional Managed Trust
    Large Cap Diversified Alpha Fund,
    Class A                           1,713,051        16,805
 SEI Institutional Managed Trust
    Small Cap Growth Fund, Class A      115,346         2,091
  SEI Institutional Managed Trust
    Small Cap Value Fund, Class A       107,618         2,090
                                                  ------------
Total Equity Funds
  (Cost $27,255) ($ Thousands)                         28,119
                                                  ------------

MONEY MARKET FUND  -- 0.2%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 3.94%*    168,472           168
                                                  ------------
Total Money Market Fund
  (Cost $169) ($ Thousands)                               168
                                                  ------------

Total Affiliated Investment Funds
  (Cost $70,182) ($ Thousands)                         70,370
                                                  ------------

Total Investments -- 99.3%
  (Cost $70,182)+ ($ Thousands)                   $    70,370
                                                  ============

Percentages are based on Net Assets of $ 70,860 ($ Thousands).

* Rate shown is the 7-day effective yield as of December 31, 2005.

+At December 31, 2005, the tax basis cost of the Fund's investments was $70,349 ($ Thousands), and the unrealized appreciation and depreciation were $1,296
($ Thousands) and ($1,275) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


TM Core Market Strategy Allocation Fund
December 31, 2005


----------------------------------------------------------------
                                                   Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS  -- 100.0%

EQUITY FUNDS  -- 87.9%
 SEI Institutional International
    Trust Emerging Markets Equity Fund,
    Class A                              28,035   $       427
 SEI Institutional International
    Trust International Equity Fund,
    Class A                             267,821         3,305
 SEI Institutional Managed Trust
    Tax-Managed Large Cap Fund,
    Class A**                           961,434        11,508
 SEI Institutional Managed Trust
    Tax- Managed Small Cap Fund,
    Class A                             230,266         2,904
                                                  ------------
Total Equity Funds
  (Cost $16,734) ($ Thousands)                         18,144
                                                  ------------

FIXED INCOME FUNDS  -- 11.9%
 SEI Institutional International
    Trust Emerging Markets Debt Fund,
    Class A                             115,883         1,257
 SEI Institutional Managed Trust
    High Yield Bond Fund, Class A       141,959         1,191
                                                  ------------
Total Fixed Income Funds
  (Cost $2,483) ($ Thousands)                           2,448
                                                  ------------

MONEY MARKET FUND  -- 0.2%
 SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 3.94%*     51,108            51
                                                  ------------
Total Money Market Fund
  (Cost $51) ($ Thousands)                                 51
                                                  ------------

Total Affiliated Investment Funds
  (Cost $19,268) ($ Thousands)                         20,643
                                                  ------------

Total Investments -- 100.0%
  (Cost $19,268)+ ($ Thousands)                   $    20,643
                                                  ============

Percentages are based on Net Assets of $20,638 ($ Thousands).

* Rate shown is the 7-day effective yield as of December 31, 2005.

** The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to Securities Exchange Commission's website at http://www.sec.gov.

+At December 31, 2005, the tax basis cost of the Fund's investments was $19,278 ($ Thousands), and the unrealized appreciation and depreciation were $1,435
($ Thousands) and ($70) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


Market Growth Strategy Fund
December 31, 2005


----------------------------------------------------------------
                                                   Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 99.7%

EQUITY FUNDS -- 59.7%
 SEI Institutional International Trust
    Emerging Markets Equity Fund,
    Class A                             247,009   $     3,759
 SEI Institutional International Trust
    International Equity Fund,
    Class A                           4,240,946        52,333
 SEI Institutional Managed Trust
    Large Cap Diversified Alpha Fund,
    Class A                          13,205,458       129,546
 SEI Institutional Managed Trust
    Small Cap Growth Fund, Class A    1,016,515        18,429
 SEI Institutional Managed Trust
    Small Cap Value Fund, Class A       948,434        18,419
                                                  -----------
Total Equity Funds
  (Cost $215,705) ($ Thousands)                       222,486
                                                  -----------

FIXED INCOME FUNDS  -- 39.8%
 SEI Institutional International
  Trust Emerging Markets Debt Fund,
    Class A                           2,412,698        26,178
 SEI Institutional Managed Trust
    Core Fixed Income Fund, Class A   8,936,666        92,316
 SEI Institutional Managed Trust
    High Yield Bond Fund, Class A     3,551,075        29,793
                                                  -----------
Total Fixed Income Funds
  (Cost $150,015) ($ Thousands)                       148,287
                                                  -----------

MONEY MARKET FUND  -- 0.2%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 3.94%*    914,674           915
                                                  -----------
Total Money Market Fund
  (Cost $915) ($ Thousands)                               915
                                                  -----------

Total Affiliated Investment Funds
  (Cost $366,635) ($ Thousands)                       371,688
                                                  -----------

Total Investments -- 99.7%
  (Cost $366,635)+ ($ Thousands)                  $  371,688
                                                  ===========

Percentages are based on Net Assets of $372,683 ($ Thousands).

* Rate shown is the 7-day effective yield as of December 31, 2005.

+At December 31, 2005, the tax basis cost of the Fund's investments was $366,784 ($ Thousands), and the unrealized appreciation and depreciation were $10,707 ($ Thousands) and ($5,803), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


TM Market Growth Strategy Allocation Fund
December 31, 2005


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS  -- 99.9%

EQUITY FUNDS  -- 87.7%
 SEI Institutional International
    Trust Emerging Markets Equity Fund,
    Class A                             141,034   $     2,147
 SEI Institutional International
    Trust International Equity Fund,
    Class A                           1,369,870        16,904
 SEI Institutional Managed Trust
    Tax- Managed Large Cap Fund,
    Class A**                         4,840,796        57,944
 SEI Institutional Managed Trust
    Tax-Managed Small Cap Fund,
    Class A                           1,156,677        14,586
                                                  ------------
Total Equity Funds
  (Cost $83,466) ($ Thousands)                         91,581
                                                  ------------

FIXED INCOME FUNDS  -- 11.9%
 SEI Institutional International
    Trust Emerging Markets Debt Fund,
    Class A                             587,093         6,370
 SEI Institutional Managed Trust
    High Yield Bond Fund, Class A       718,512         6,028
                                                  ------------
Total Fixed Income Funds
  (Cost $12,483) ($ Thousands)                         12,398
                                                  ------------

MONEY MARKET FUND  -- 0.3%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 3.94%*    261,908           262
                                                  ------------
Total Money Market Fund
  (Cost $262) ($ Thousands)                               262
                                                  ------------

Total Affiliated Investment Funds
  (Cost $96,211) ($ Thousands)                        104,241
                                                  ------------

Total Investments -- 99.9%
  (Cost $96,211)+ ($ Thousands)                   $   104,241
                                                  ============

Percentages are based on Net Assets of $104,377 ($Thousands).

* Rate shown is the 7-day effective yield as of December 31, 2005.

** The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to Securities Exchange Commission's website at http://www.sec.gov.

+At December 31, 2005, the tax basis cost of the Fund's investments was $96,385 ($ Thousands), and the unrealized appreciation and depreciation were $8,311
($ Thousands) and ($455) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
               SEI Asset Allocation Trust / Quarterly Report / December 31, 2005

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              SEI Asset Allocation Trust


By (Signature and Title)*                 /s/ Robert A. Nesher
                                          --------------------
                                          Robert A. Nesher, President & CEO


Date February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Robert A. Nesher
                                          --------------------
                                          Robert A. Nesher, President & CEO


Date February 22, 2005

By (Signature and Title)*                 /s/ Stephen F. Panner
                                          --------------------
                                          Stephen F. Panner, Controller & CFO


Date February 22, 2005

* Print the name and title of each signing officer under his or her signature.